Derivative instruments and hedging activities - Net Investment Hedges (Detail) - Net investment hedges [Member] - JPY (¥) ¥ in Billions	3 Months Ended		6 Months Ended
	Sep. 30, 2015	Sep. 30, 2014	Sep. 30, 2015	Sep. 30, 2014
Derivative Instruments, Gain (Loss) [Line Items]
Gains (losses) from derivatives and non-derivatives designated as net investment hedges	¥ 11	¥ 6	¥ 5	¥ 1
Foreign Exchange Contract [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Gains (losses) from derivatives and non-derivatives designated as net investment hedges	¥ 11	¥ 6	¥ 5	¥ 1